Intangible Assets - Additional Information (Details) £ in Millions		12 Months Ended
	Mar. 11, 2021 GBP (£)	Dec. 31, 2022 GBP (£) CASHGENERATINGUNIT	Dec. 31, 2021 GBP (£) CASHGENERATINGUNIT	Dec. 31, 2020 GBP (£)	Dec. 31, 2019	Dec. 31, 2017 GBP (£)	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Intangible assets		£ 129,075	£ 115,625	£ 115,343
Goodwill		47,956	43,194
Impairment loss recognised in profit or loss, intangible assets and goodwill		24	84
Future contractual commitments		£ 1	£ 2
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT		17	17
Value-in-use calculation on detailed financial budgets extrapolated period			10 years
Percentage of growth of operating units in financial budget in year 2 to 10 per annum		3.00%	3.00%
Value-in-use calculation on detailed financial budgets, period		2 years
Percentage of growth of operating units in financial budget after year 10 per annum		1.00%	1.00%
Goodwill impairment charge		£ 0	£ 57	209
Investments in associates and joint ventures		2,020	1,948
Investments held at fair value		£ 121	50
Charlotte's Web Holdings, Inc.
Disclosure Of Intangible Assets [Line Items]
Investment term		7 years
Organigram Inc.
Disclosure Of Intangible Assets [Line Items]
Acquisition percentage	19.90%	19.40%
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus		£ 65
Investments in associates and joint ventures		73	125
Tisak d.d.
Disclosure Of Intangible Assets [Line Items]
Ownership interest in associates							26.00%
Impairment loss (reversal of impairment loss) recognised in profit or loss						£ 27
Associates and JVs
Disclosure Of Intangible Assets [Line Items]
Investments in associates and joint ventures		2,020	1,948	1,796
Dividends received		£ (438)	£ (392)	£ (394)
ITC Ltd.
Disclosure Of Intangible Assets [Line Items]
Ownership interest in associates		29.19%	29.38%	29.42%	29.46%
Dividends received		£ (427)	£ (383)
South Africa Cash-generating Unit
Disclosure Of Intangible Assets [Line Items]
Impairment charge and associated costs		£ 0
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT		1	1
APMEA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT		7	7
Peru
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 103	£ 91
Impairment charge and associated costs			£ 54
Pre-tax discount rates		7.50%	10.70%
Myanmar
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge			£ 3
Malaysia
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 240	£ 226
Forecast assumptions amended period		5 years
Percentage of growth of operating units in financial budget after year 5 per annum		0.00%
Percentage of decrease in forecast cash flows to reduce headroom to nil		11.50%
Percentage of increase in pre-tax discount to reduce headroom to nil		1.50%
Goodwill impairment charge				£ 197
Pre-tax discount rates		11.40%	11.20%
AME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT		9	9
Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value		£ 37	£ 139
Cost
Disclosure Of Intangible Assets [Line Items]
Intangible assets		132,942	118,843	118,344
Goodwill
Disclosure Of Intangible Assets [Line Items]
Intangible assets		47,956	43,194	43,319
Impairment loss recognised in profit or loss, intangible assets and goodwill		0	57
Goodwill | Organigram Inc.
Disclosure Of Intangible Assets [Line Items]
Fair Value Of Assets Acquired	£ 30
Goodwill | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value		0	0
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Intangible assets		47,956	43,194	£ 43,319
Computer Software and Assets in the Course of Development | Cost | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value		£ 423	517
Newport
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates		0.89%
Camel
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates		0.93%
Intangible assets other than goodwill | Organigram Inc.
Disclosure Of Intangible Assets [Line Items]
Fair Value Of Assets Acquired	£ 49
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Period of value in use calculation on basis of cash flow forecast		5 years
Reynolds American Inc. | Reynolds Goodwill
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 37,181	33,021
Long-term growth rates		1.05%
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets		£ 2,071	2,038
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets		£ 78,228	69,475
Reynolds American Inc. | Trademarks and Similar Intangibles | Top of range
Disclosure Of Intangible Assets [Line Items]
Expected useful lives of definite lived intangible assets		20 years
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 4,704	4,408
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill		2,460	£ 2,345
Goodwill impairment charge		£ 0
Period of value in use calculation on basis of cash flow forecast		5 years
Long-term growth rates		(2.50%)
Pre-tax discount rates		19.40%	19.30%
Period of change in revenue assumption based on combustibles revenue		5 years
Percentage of decrease in revenue in each year		20.60%
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 1,461	£ 1,384
Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 1,102	£ 1,043